Contract liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Contract liabilities [abstract]
Summary of contract liabilities

	2023	2022
	£m	£m
Current	252	130
Non-current	1,754	1,342
	2,006	1,472

Schedule of significant changes in contract assets and contract liabilities
Significant changes in the contract liabilities balances during the period are as follows:

	2023	2022
	£m	£m
As at 1 April	1,472	1,160
Exchange adjustments	54	29
Revenue recognised that was included in the contract liability balance at the beginning of the period	(292)	(53)
Increases due to cash received, excluding amounts recognised as revenue during the period	772	510
Reclassification to held for sale (note 10)	—	(174)
At 31 March	2,006	1,472